NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VLI Separate Account-3:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-3 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB) (1)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR) (1)

Invesco - Invesco V.I. Global Fund: Series I (OVGS) (1)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS) (1)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

3

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1) (1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA) (1)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF) (1)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

4

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACVB	21,122	$158,597	$201,924	$31	$201,955	$-	$201,955
ACVI	2,428	26,605	36,082	-	36,082	13	36,069
ACVIG	2,464	22,237	26,410	-	26,410	16	26,394
ACVU1	449	8,149	14,075	12	14,087	-	14,087
ACVV	13,659	112,305	186,712	19	186,731	-	186,731
DCAP	77	2,918	4,112	10	4,122	-	4,122
DGI	1,855	47,141	77,122	-	77,122	26	77,096
DSIF	4,380	204,426	340,790	34	340,824	-	340,824
DSRG	2,673	97,405	155,244	-	155,244	73	155,171
DVSCS	1,606	29,711	37,812	30	37,842	-	37,842
FQB	1,210	13,302	13,630	-	13,630	7	13,623
FAMP	1,102	16,493	20,191	6	20,197	-	20,197
FCP	14,484	509,485	787,188	100	787,288	-	787,288
FEIP	12,724	278,754	332,726	55	332,781	-	332,781
FGOP	245	9,852	19,417	-	19,417	20	19,397
FGP	8,369	561,719	857,236	-	857,236	83	857,153
FHIP	6,306	34,149	33,105	-	33,105	24	33,081
FOP	2,907	63,030	85,113	-	85,113	7	85,106
FVSS	962	12,501	15,735	-	15,735	7	15,728
OVB	2,412	18,989	18,817	-	18,817	4	18,813
OVGR	2,013	115,113	164,788	-	164,788	4	164,784
OVGS	2,505	110,671	143,319	-	143,319	85	143,234
OVMS	722	10,373	13,380	-	13,380	4	13,376
MSEM	3,239	25,460	23,324	-	23,324	2	23,322
MSVRE	2,883	57,324	67,673	20	67,693	-	67,693
GBF	49,185	555,374	534,638	20	534,658	-	534,658
GVDMA	12,906	169,581	189,719	-	189,719	2	189,717
GVDMC	2,823	31,136	33,542	3	33,545	-	33,545
GVEX1	572	12,335	15,978	8	15,986	-	15,986
GVIDA	5,821	75,346	86,207	-	86,207	26	86,181
GVIDC	5,048	50,792	54,217	-	54,217	4	54,213
GVIDM	12,642	154,391	166,122	7	166,129	-	166,129
NVAMV1	547	7,141	10,868	6	10,874	-	10,874
NVAMVX	1,843	24,125	36,562	-	36,562	10	36,552
NVCBD1	326	3,531	3,520	8	3,528	-	3,528
NVMIG1	331	3,562	3,825	1	3,826	-	3,826
NVMLG1	4,915	49,084	51,505	33	51,538	-	51,538
NVMMG1	18,488	236,235	213,720	-	213,720	17	213,703
NVMMV2	583	3,485	5,593	8	5,601	-	5,601
NVOLG1	209,073	3,731,511	5,024,016	38	5,024,054	-	5,024,054
NVRE1	106	765	1,114	5	1,119	-	1,119
SAM	256,722	256,722	256,722	-	256,722	8	256,714
SCF	4,696	86,634	121,587	84	121,671	-	121,671
SCVF	13,393	124,296	155,087	33	155,120	-	155,120
TRF	395,653	5,134,364	10,769,678	33	10,769,711	-	10,769,711
AMCG	22,489	615,057	907,205	19	907,224	-	907,224
AMSRS	2,542	67,826	94,127	8	94,135	-	94,135
AMTB	341	3,615	3,577	-	3,577	1	3,576
VWBF	4,765	40,286	38,312	-	38,312	13	38,299
VWEM	3,530	44,955	50,831	12	50,843	-	50,843
VWHA	1,529	32,607	40,681	-	40,681	7	40,674
SVDF	2,653	84,564	113,385	-	113,385	107	113,278
SVOF	6,019	148,317	211,511	24	211,535	-	211,535

Total (unaudited)			$22,869,774	$667	$22,870,441	$570	$22,869,871

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVB	ACVCA	ACVI	ACVIG	ACVU1	ACVV	DCAP
Reinvested dividends	$137,220	1,384	-	57	393	-	3,099	17
Mortality and expense risk charges (note 3)	(122,105)	(1,093)	(1,005)	(219)	(210)	(103)	(959)	(30)

Net investment income (loss)	15,115	291	(1,005)	(162)	183	(103)	2,140	(13)

Realized gain (loss) on investments	819,721	3,222	62,956	796	2,286	152	3,080	103
Change in unrealized gain (loss) on investments	2,337,371	14,699	(52,389)	1,152	(985)	1,684	31,017	444

Net gain (loss) on investments	3,157,092	17,921	10,567	1,948	1,301	1,836	34,097	547

Reinvested capital gains	1,068,247	8,617	24,010	1,009	7,059	834	-	370

Net increase (decrease) in contract owners’ equity resulting from operations	$4,240,454	26,829	33,572	2,795	8,543	2,567	36,237	904

Investment Activity*:	DGI	DSIF	DSRG	DVSCS	FQB	FAMP	FCP	FEIP
Reinvested dividends	$341	3,602	1,043	349	342	323	442	5,941
Mortality and expense risk charges (note 3)	(367)	(1,844)	(789)	(265)	(69)	(124)	(3,818)	(1,619)

Net investment income (loss)	(26)	1,758	254	84	273	199	(3,376)	4,322

Realized gain (loss) on investments	1,454	15,849	844	1,977	23	1,220	24,585	2,566
Change in unrealized gain (loss) on investments	9,720	45,283	28,294	6,775	(679)	775	61,238	24,029

Net gain (loss) on investments	11,174	61,132	29,138	8,752	(656)	1,995	85,823	26,595

Reinvested capital gains	4,577	13,947	3,067	715	119	110	90,008	34,606

Net increase (decrease) in contract owners’ equity resulting from operations	$15,725	76,837	32,459	9,551	(264)	2,304	172,455	65,523

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGOP	FGP	FHIP	FOP	FVSS	OVB	OVGR	OVGS
Reinvested dividends	$-	-	1,803	425	212	401	-	-
Mortality and expense risk charges (note 3)	(121)	(4,244)	(222)	(462)	(105)	(105)	(885)	(868)

Net investment income (loss)	(121)	(4,244)	1,581	(37)	107	296	(885)	(868)

Realized gain (loss) on investments	752	24,963	232	2,774	224	9	1,384	19,698
Change in unrealized gain (loss) on investments	(339)	(23,311)	(463)	5,487	2,391	(1,427)	20,940	(3,367)

Net gain (loss) on investments	413	1,652	(231)	8,261	2,615	(1,418)	22,324	16,331

Reinvested capital gains	1,757	163,309	-	6,062	1,246	714	8,336	7,223

Net increase (decrease) in contract owners’ equity resulting from operations	$2,049	160,717	1,350	14,286	3,968	(408)	29,775	22,686

Investment Activity*:	OVMS	MSEM	MSVRE	GBF	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$197	1,186	1,204	8,997	286	66	312	74
Mortality and expense risk charges (note 3)	(74)	(116)	(371)	(3,132)	(1,201)	(158)	(161)	(465)

Net investment income (loss)	123	1,070	833	5,865	(915)	(92)	151	(391)

Realized gain (loss) on investments	100	(42)	479	(2,781)	393	100	5,896	3,958
Change in unrealized gain (loss) on investments	331	(1,633)	19,612	(18,005)	19,696	1,558	(169)	6,566

Net gain (loss) on investments	431	(1,675)	20,091	(20,786)	20,089	1,658	5,727	10,524

Reinvested capital gains	673	-	-	-	2,766	270	107	951

Net increase (decrease) in contract owners’ equity resulting from operations	$1,227	(605)	20,924	(14,921)	21,940	1,836	5,985	11,084

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDC	GVIDM	NVAMV1	NVAMVX	NVCBD1	NVMIG1	NVMLG1	NVMMG1
Reinvested dividends	$123	311	126	452	69	35	-	16
Mortality and expense risk charges (note 3)	(282)	(1,019)	(98)	(246)	(25)	(68)	(249)	(230)

Net investment income (loss)	(159)	(708)	28	206	44	(33)	(249)	(214)

Realized gain (loss) on investments	64	492	814	7,191	4	791	234	(126)
Change in unrealized gain (loss) on investments	949	13,089	3,354	5,894	(209)	(774)	6,808	(25,233)

Net gain (loss) on investments	1,013	13,581	4,168	13,085	(205)	17	7,042	(25,359)

Reinvested capital gains	331	1,862	-	-	99	300	6,885	1,794

Net increase (decrease) in contract owners’ equity resulting from operations	$1,185	14,735	4,196	13,291	(62)	284	13,678	(23,779)

Investment Activity*:	NVMMV2	NVOLG1	NVRE1	SAM	SCF	SCVF	TRF	AMCG
Reinvested dividends	$40	22,474	10	-	-	-	77,884	-
Mortality and expense risk charges (note 3)	(63)	(26,295)	(7)	(1,240)	(688)	(1,187)	(56,655)	(5,612)

Net investment income (loss)	(23)	(3,821)	3	(1,240)	(688)	(1,187)	21,229	(5,612)

Realized gain (loss) on investments	3,183	53,236	4	-	3,653	(21,098)	459,395	118,115
Change in unrealized gain (loss) on investments	(187)	1,091,755	344	-	25,849	83,730	1,002,281	(82,989)

Net gain (loss) on investments	2,996	1,144,991	348	-	29,502	62,632	1,461,676	35,126

Reinvested capital gains	-	83,097	-	-	1,123	-	473,874	94,808

Net increase (decrease) in contract owners’ equity resulting from operations	$2,973	1,224,267	351	(1,240)	29,937	61,445	1,956,779	124,322

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMSRS	AMTB	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$333	93	1,960	543	175	-	80
Mortality and expense risk charges (note 3)	(449)	(25)	(216)	(341)	(215)	(653)	(1,038)

Net investment income (loss)	(116)	68	1,744	202	(40)	(653)	(958)

Realized gain (loss) on investments	948	1	(47)	1,040	(523)	11,408	1,690
Change in unrealized gain (loss) on investments	15,097	(69)	(3,533)	(9,754)	6,967	(25,663)	30,741

Net gain (loss) on investments	16,045	(68)	(3,580)	(8,714)	6,444	(14,255)	32,431

Reinvested capital gains	1,705	-	-	1,326	-	8,959	9,622

Net increase (decrease) in contract owners’ equity resulting from operations	$17,634	-	(1,836)	(7,186)	6,404	(5,949)	41,095

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVB		ACVCA		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,115	93,712	291	963	(1,005)	(939)	(162)	(42)
Realized gain (loss) on investments	819,721	366,358	3,222	2,478	62,956	139	796	725
Change in unrealized gain (loss) on investments	2,337,371	921,036	14,699	9,769	(52,389)	41,669	1,152	5,238
Reinvested capital gains	1,068,247	1,300,750	8,617	5,803	24,010	15,741	1,009	370

Net increase (decrease) in contract owners’ equity resulting from operations	4,240,454	2,681,856	26,829	19,013	33,572	56,610	2,795	6,291

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	723,977	737,377	15,713	10,625	3,235	3,815	542	577
Transfers between funds	-	-	-	-	(224,466)	-	-	3,037
Surrenders (notes 2, 3, 4, 5 and 6)	(2,435,257)	(2,124,954)	(18,346)	(17,924)	(5,048)	(5,116)	(785)	(1,814)
Adjustments to maintain reserves	(5,330)	395	49	(27)	20	(68)	(8)	3

Net equity transactions	(1,716,610)	(1,387,182)	(2,584)	(7,326)	(226,259)	(1,369)	(251)	1,803

Net change in contract owners’ equity	2,523,844	1,294,674	24,245	11,687	(192,687)	55,241	2,544	8,094
Contract owners’ equity at beginning of period	20,346,027	19,051,353	177,710	166,023	192,687	137,446	33,525	25,431

Contract owners’ equity at end of period	$22,869,871	20,346,027	201,955	177,710	-	192,687	36,069	33,525

CHANGE IN UNITS:
Beginning units	506,600	537,648	5,012	5,043	2,583	2,359	953	906
Units purchased	89,180	54,981	481	803	52	641	215	194
Units surrendered	(105,287)	(86,029)	(521)	(834)	(2,635)	(417)	(183)	(147)

Ending units	490,493	506,600	4,972	5,012	-	2,583	985	953

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVU1		ACVV		DCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$183	534	(103)	(74)	2,140	2,310	(13)	(1)
Realized gain (loss) on investments	2,286	(715)	152	90	3,080	4,381	103	19
Change in unrealized gain (loss) on investments	(985)	5,329	1,684	2,993	31,017	(11,177)	444	307
Reinvested capital gains	7,059	1,230	834	814	-	3,494	370	321

Net increase (decrease) in contract owners’ equity resulting from operations	8,543	6,378	2,567	3,823	36,237	(992)	904	646

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,590	2,781	209	221	3,610	5,976	144	1,473
Transfers between funds	(24,977)	18,272	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,079)	(4,305)	(346)	(337)	(3,410)	(13,445)	(605)	(2,937)
Adjustments to maintain reserves	8	(35)	19	(7)	(6)	48	7	15

Net equity transactions	(25,458)	16,713	(118)	(123)	194	(7,421)	(454)	(1,449)

Net change in contract owners’ equity	(16,915)	23,091	2,449	3,700	36,431	(8,413)	450	(803)
Contract owners’ equity at beginning of period	43,309	20,218	11,638	7,938	150,300	158,713	3,672	4,475

Contract owners’ equity at end of period	$26,394	43,309	14,087	11,638	186,731	150,300	4,122	3,672

CHANGE IN UNITS:
Beginning units	1,237	644	215	218	4,185	4,326	75	111
Units purchased	50	755	3	5	270	559	3	35
Units surrendered	(669)	(162)	(5)	(8)	(233)	(700)	(11)	(71)

Ending units	618	1,237	213	215	4,222	4,185	67	75

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DGI		DSIF		DSRG		DVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26)	131	1,758	2,422	254	505	84	132
Realized gain (loss) on investments	1,454	830	15,849	4,078	844	(150)	1,977	(453)
Change in unrealized gain (loss) on investments	9,720	7,568	45,283	20,528	28,294	21,810	6,775	2,398
Reinvested capital gains	4,577	3,805	13,947	14,961	3,067	1,201	715	1,755

Net increase (decrease) in contract owners’ equity resulting from operations	15,725	12,334	76,837	41,989	32,459	23,366	9,551	3,832

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	237	714	8,375	9,861	3,912	5,223	2,532	2,931
Transfers between funds	-	-	-	-	-	1,518	5,240	2,411
Surrenders (notes 2, 3, 4, 5 and 6)	(2,625)	(2,293)	(29,782)	(12,664)	(5,576)	(5,310)	(19,063)	(3,131)
Adjustments to maintain reserves	7	(26)	37	(35)	(58)	(15)	54	(53)

Net equity transactions	(2,381)	(1,605)	(21,370)	(2,838)	(1,722)	1,416	(11,237)	2,158

Net change in contract owners’ equity	13,344	10,729	55,467	39,151	30,737	24,782	(1,686)	5,990
Contract owners’ equity at beginning of period	63,752	53,023	285,357	246,206	124,434	99,652	39,528	33,538

Contract owners’ equity at end of period	$77,096	63,752	340,824	285,357	155,171	124,434	37,842	39,528

CHANGE IN UNITS:
Beginning units	1,584	1,610	5,411	5,483	2,897	2,799	886	822
Units purchased	5	158	546	231	87	269	435	222
Units surrendered	(55)	(184)	(755)	(303)	(104)	(171)	(646)	(158)

Ending units	1,534	1,584	5,202	5,411	2,880	2,897	675	886

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQB		FAMP		FCP		FEIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$273	287	199	240	(3,376)	(1,642)	4,322	3,110
Realized gain (loss) on investments	23	24	1,220	25	24,585	11,656	2,566	1,668
Change in unrealized gain (loss) on investments	(679)	603	775	2,739	61,238	136,321	24,029	(492)
Reinvested capital gains	119	38	110	317	90,008	2,810	34,606	10,862

Net increase (decrease) in contract owners’ equity resulting from operations	(264)	952	2,304	3,321	172,455	149,145	65,523	15,148

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	304	328	3,169	2,561	9,225	12,768	6,752	8,140
Transfers between funds	507	322	-	-	(940)	613	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(708)	(650)	(11,693)	(4,025)	(37,539)	(30,587)	(10,007)	(12,917)
Adjustments to maintain reserves	(16)	1	4	7	46	15	76	1

Net equity transactions	87	1	(8,520)	(1,457)	(29,208)	(17,191)	(3,179)	(4,776)

Net change in contract owners’ equity	(177)	953	(6,216)	1,864	143,247	131,954	62,344	10,372
Contract owners’ equity at beginning of period	13,800	12,847	26,413	24,549	644,041	512,087	270,437	260,065

Contract owners’ equity at end of period	$13,623	13,800	20,197	26,413	787,288	644,041	332,781	270,437

CHANGE IN UNITS:
Beginning units	643	644	887	933	10,333	10,441	8,093	8,224
Units purchased	38	31	55	55	499	568	495	372
Units surrendered	(34)	(32)	(325)	(101)	(773)	(676)	(440)	(503)

Ending units	647	643	617	887	10,059	10,333	8,148	8,093

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGOP		FGP		FHIP		FOP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(121)	(91)	(4,244)	(2,808)	1,581	1,624	(37)	(99)
Realized gain (loss) on investments	752	556	24,963	16,718	232	(457)	2,774	1,301
Change in unrealized gain (loss) on investments	(339)	6,278	(23,311)	149,072	(463)	(482)	5,487	8,411
Reinvested capital gains	1,757	794	163,309	53,558	-	-	6,062	318

Net increase (decrease) in contract owners’ equity resulting from operations	2,049	7,537	160,717	216,540	1,350	685	14,286	9,931

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	319	340	18,669	20,741	2,070	2,285	2,803	3,577
Transfers between funds	-	-	7,842	(258)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,284)	(1,161)	(40,477)	(36,879)	(8,510)	(5,040)	(8,511)	(10,776)
Adjustments to maintain reserves	5	(20)	(120)	71	(61)	44	(3)	(2)

Net equity transactions	(960)	(841)	(14,086)	(16,325)	(6,501)	(2,711)	(5,711)	(7,201)

Net change in contract owners’ equity	1,089	6,696	146,631	200,215	(5,151)	(2,026)	8,575	2,730
Contract owners’ equity at beginning of period	18,308	11,612	710,522	510,307	38,232	40,258	76,531	73,801

Contract owners’ equity at end of period	$19,397	18,308	857,153	710,522	33,081	38,232	85,106	76,531

CHANGE IN UNITS:
Beginning units	230	245	11,602	11,201	981	1,035	2,375	2,594
Units purchased	59	11	1,224	1,365	115	129	303	249
Units surrendered	(77)	(26)	(988)	(964)	(288)	(183)	(390)	(468)

Ending units	212	230	11,838	11,602	808	981	2,288	2,375

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVSS		OVB		OVGR		OVGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$107	47	296	381	(885)	(712)	(868)	170
Realized gain (loss) on investments	224	(540)	9	1,818	1,384	588	19,698	893
Change in unrealized gain (loss) on investments	2,391	914	(1,427)	(915)	20,940	19,009	(3,367)	29,915
Reinvested capital gains	1,246	548	714	-	8,336	17,491	7,223	5,023

Net increase (decrease) in contract owners’ equity resulting from operations	3,968	969	(408)	1,284	29,775	36,376	22,686	36,001

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	593	985	717	794	5,102	5,290	3,114	3,223
Transfers between funds	-	-	-	1,518	-	-	(35,033)	4,516
Surrenders (notes 2, 3, 4, 5 and 6)	(916)	(1,375)	1,738	(1,592)	(7,548)	(7,378)	(11,021)	(12,748)
Adjustments to maintain reserves	(29)	31	(9)	(9)	9	(12)	(59)	(34)

Net equity transactions	(352)	(359)	2,446	711	(2,437)	(2,100)	(42,999)	(5,043)

Net change in contract owners’ equity	3,616	610	2,038	1,995	27,338	34,276	(20,313)	30,958
Contract owners’ equity at beginning of period	12,112	11,502	16,775	14,780	137,446	103,170	163,547	132,589

Contract owners’ equity at end of period	$15,728	12,112	18,813	16,775	164,784	137,446	143,234	163,547

CHANGE IN UNITS:
Beginning units	343	351	941	907	2,917	2,880	2,872	2,722
Units purchased	45	80	179	109	590	479	158	496
Units surrendered	(51)	(88)	(23)	(75)	(506)	(442)	(722)	(346)

Ending units	337	343	1,097	941	3,001	2,917	2,308	2,872

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVMS		MSEM		MSVRE		GBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$123	177	1,070	871	833	1,111	5,865	8,640
Realized gain (loss) on investments	100	90	(42)	(130)	479	(3,344)	(2,781)	(2,330)
Change in unrealized gain (loss) on investments	331	1,010	(1,633)	408	19,612	(14,541)	(18,005)	24,356
Reinvested capital gains	673	267	-	-	-	1,441	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,227	1,544	(605)	1,149	20,924	(15,333)	(14,921)	30,666

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	104	104	468	473	2,710	2,758	36,784	39,693
Transfers between funds	-	-	-	-	(9,310)	6,569	(7,966)	(5,183)
Surrenders (notes 2, 3, 4, 5 and 6)	(284)	(319)	(305)	(1,816)	(2,582)	(15,016)	(55,032)	(60,692)
Adjustments to maintain reserves	19	(46)	10	(15)	10	(20)	10	14

Net equity transactions	(161)	(261)	173	(1,358)	(9,172)	(5,709)	(26,204)	(26,168)

Net change in contract owners’ equity	1,066	1,283	(432)	(209)	11,752	(21,042)	(41,125)	4,498
Contract owners’ equity at beginning of period	12,310	11,027	23,754	23,963	55,941	76,983	575,783	571,285

Contract owners’ equity at end of period	$13,376	12,310	23,322	23,754	67,693	55,941	534,658	575,783

CHANGE IN UNITS:
Beginning units	499	505	703	741	1,231	1,462	28,230	28,649
Units purchased	3	3	14	15	205	243	2,413	3,380
Units surrendered	(7)	(9)	(9)	(53)	(294)	(474)	(3,368)	(3,799)

Ending units	495	499	708	703	1,142	1,231	27,275	28,230

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVEX1		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(915)	(674)	(92)	(92)	151	414	(391)	(302)
Realized gain (loss) on investments	393	183	100	(163)	5,896	53	3,958	(1,229)
Change in unrealized gain (loss) on investments	19,696	8,713	1,558	1,660	(169)	3,813	6,566	5,171
Reinvested capital gains	2,766	9,816	270	733	107	282	951	5,371

Net increase (decrease) in contract owners’ equity resulting from operations	21,940	18,038	1,836	2,138	5,985	4,562	11,084	9,011

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,902	12,877	338	338	-	-	3,752	3,507
Transfers between funds	-	-	-	-	(18,140)	25,023	783	(15,232)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,191)	(31,496)	2,564	3,024	(1,148)	(304)	(5,981)	(6,374)
Adjustments to maintain reserves	(28)	24	2	5	3	5	(29)	21

Net equity transactions	(3,317)	(18,595)	2,904	3,367	(19,285)	24,724	(1,475)	(18,078)

Net change in contract owners’ equity	18,623	(557)	4,740	5,505	(13,300)	29,286	9,609	(9,067)
Contract owners’ equity at beginning of period	171,094	171,651	28,805	23,300	29,286	-	76,572	85,639

Contract owners’ equity at end of period	$189,717	171,094	33,545	28,805	15,986	29,286	86,181	76,572

CHANGE IN UNITS:
Beginning units	5,522	6,201	1,221	1,067	2,193	-	2,280	2,883
Units purchased	446	543	315	382	-	2,217	889	125
Units surrendered	(546)	(1,222)	(197)	(228)	(1,252)	(24)	(936)	(728)

Ending units	5,422	5,522	1,339	1,221	941	2,193	2,233	2,280

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		NVAMV1		NVAMVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(159)	(232)	(708)	(693)	28	142	206	470
Realized gain (loss) on investments	64	(271)	492	(222)	814	(125)	7,191	26
Change in unrealized gain (loss) on investments	949	3,169	13,089	6,500	3,354	764	5,894	6,543
Reinvested capital gains	331	491	1,862	7,973	-	350	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,185	3,157	14,735	13,558	4,196	1,131	13,291	7,039

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,184	1,184	5,390	5,612	-	1,449	2,791	761
Transfers between funds	-	-	-	-	(7,328)	3,055	(22,814)	38,151
Surrenders (notes 2, 3, 4, 5 and 6)	(2,095)	(12,855)	(8,352)	(8,020)	(1,218)	(1,457)	(2,108)	(550)
Adjustments to maintain reserves	(3)	(1)	(12)	12	30	(32)	(9)	-

Net equity transactions	(914)	(11,672)	(2,974)	(2,396)	(8,516)	3,015	(22,140)	38,362

Net change in contract owners’ equity	271	(8,515)	11,761	11,162	(4,320)	4,146	(8,849)	45,401
Contract owners’ equity at beginning of period	53,942	62,457	154,368	143,206	15,194	11,048	45,401	-

Contract owners’ equity at end of period	$54,213	53,942	166,129	154,368	10,874	15,194	36,552	45,401

CHANGE IN UNITS:
Beginning units	2,797	3,469	5,733	5,834	459	338	3,836	-
Units purchased	61	68	190	235	-	200	257	3,887
Units surrendered	(108)	(740)	(297)	(336)	(210)	(79)	(1,786)	(51)

Ending units	2,750	2,797	5,626	5,733	249	459	2,307	3,836

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD1		NVMIG1		NVMLG1		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$44	68	(33)	15	(249)	(180)	(214)	(72)
Realized gain (loss) on investments	4	7	791	(19)	234	337	(126)	(79)
Change in unrealized gain (loss) on investments	(209)	127	(774)	872	6,808	(6,267)	(25,233)	3,889
Reinvested capital gains	99	8	300	2,160	6,885	13,805	1,794	1,401

Net increase (decrease) in contract owners’ equity resulting from operations	(62)	210	284	3,028	13,678	7,695	(23,779)	5,139

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	184	208	170	170	648	676	662	231
Transfers between funds	-	-	(5,274)	3,400	4,849	(195)	224,466	-
Surrenders (notes 2, 3, 4, 5 and 6)	(156)	(187)	(340)	(869)	(1,456)	(1,412)	(1,341)	(310)
Adjustments to maintain reserves	6	11	4	1	20	18	(41)	24

Net equity transactions	34	32	(5,440)	2,702	4,061	(913)	223,746	(55)

Net change in contract owners’ equity	(28)	242	(5,156)	5,730	17,739	6,782	199,967	5,084
Contract owners’ equity at beginning of period	3,556	3,314	8,982	3,252	33,799	27,017	13,736	8,652

Contract owners’ equity at end of period	$3,528	3,556	3,826	8,982	51,538	33,799	213,703	13,736

CHANGE IN UNITS:
Beginning units	222	221	470	255	1,008	1,042	334	337
Units purchased	12	13	8	280	136	33	5,079	8
Units surrendered	(10)	(12)	(274)	(65)	(44)	(67)	(37)	(11)

Ending units	224	222	204	470	1,100	1,008	5,376	334

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVOLG1		NVRE1		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(23)	226	(3,821)	30,050	3	8	(1,240)	(247)
Realized gain (loss) on investments	3,183	(138)	53,236	(48,439)	4	(41)	-	-
Change in unrealized gain (loss) on investments	(187)	3,059	1,091,755	289,534	344	5	-	-
Reinvested capital gains	-	-	83,097	391,736	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,973	3,147	1,224,267	662,881	351	(28)	(1,240)	(247)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,232	1,248	157,742	156,038	-	-	5,986	5,956
Transfers between funds	(12,858)	7,922	(269,288)	-	-	801	542,028	(74,649)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,112)	(1,048)	(412,645)	(414,220)	(8)	(2)	(373,447)	(8,407)
Adjustments to maintain reserves	22	(22)	31	(7)	8	(3)	(4)	(1)

Net equity transactions	(12,716)	8,100	(524,160)	(258,189)	-	796	174,563	(77,101)

Net change in contract owners’ equity	(9,743)	11,247	700,107	404,692	351	768	173,323	(77,348)
Contract owners’ equity at beginning of period	15,344	4,097	4,323,947	3,919,255	768	-	83,391	160,739

Contract owners’ equity at end of period	$5,601	15,344	5,024,054	4,323,947	1,119	768	256,714	83,391

CHANGE IN UNITS:
Beginning units	626	166	84,068	90,231	42	-	6,656	13,523
Units purchased	61	536	3,923	9,322	-	42	50,408	472
Units surrendered	(499)	(76)	(12,731)	(15,485)	-	-	(34,347)	(7,339)

Ending units	188	626	75,260	84,068	42	42	22,717	6,656

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF		SCVF		TRF		AMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(688)	(487)	(1,187)	(760)	21,229	50,479	(5,612)	(4,593)
Realized gain (loss) on investments	3,653	(2,344)	(21,098)	59	459,395	362,095	118,115	25,127
Change in unrealized gain (loss) on investments	25,849	18,291	83,730	7,766	1,002,281	(208,660)	(82,989)	229,415
Reinvested capital gains	1,123	3,467	-	900	473,874	639,131	94,808	41,031

Net increase (decrease) in contract owners’ equity resulting from operations	29,937	18,927	61,445	7,965	1,956,779	843,045	124,322	290,980

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,501	3,280	2,868	3,036	333,950	333,653	40,751	41,080
Transfers between funds	(7,741)	3,591	(118,110)	(3,223)	(38)	(7,607)	(117)	1,192
Surrenders (notes 2, 3, 4, 5 and 6)	(6,943)	(7,016)	(2,256)	(8,638)	(1,030,223)	(1,142,610)	(270,883)	(112,130)
Adjustments to maintain reserves	13	110	35	23	(5,346)	407	14	28

Net equity transactions	(11,170)	(35)	(117,463)	(8,802)	(701,657)	(816,157)	(230,235)	(69,830)

Net change in contract owners’ equity	18,767	18,892	(56,018)	(837)	1,255,122	26,888	(105,913)	221,150
Contract owners’ equity at beginning of period	102,904	84,012	211,138	211,975	9,514,589	9,487,701	1,013,137	791,987

Contract owners’ equity at end of period	$121,671	102,904	155,120	211,138	10,769,711	9,514,589	907,224	1,013,137

CHANGE IN UNITS:
Beginning units	1,844	1,600	6,118	6,392	221,114	236,529	47,704	51,943
Units purchased	152	574	201	192	14,869	17,729	2,074	5,417
Units surrendered	(264)	(330)	(2,917)	(466)	(21,521)	(33,144)	(11,771)	(9,656)

Ending units	1,732	1,844	3,402	6,118	214,462	221,114	38,007	47,704

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMSRS		AMTB		VWBF		VWEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(116)	67	68	39	1,744	2,275	202	732
Realized gain (loss) on investments	948	(5)	1	(26)	(47)	(104)	1,040	1,349
Change in unrealized gain (loss) on investments	15,097	9,161	(69)	82	(3,533)	795	(9,754)	4,356
Reinvested capital gains	1,705	2,719	-	-	-	-	1,326	1,554

Net increase (decrease) in contract owners’ equity resulting from operations	17,634	11,942	-	95	(1,836)	2,966	(7,186)	7,991

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,732	2,933	218	235	915	913	2,427	2,474
Transfers between funds	-	-	-	-	1,311	334	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,796)	(4,650)	(159)	(6,077)	(715)	(790)	(3,980)	(12,352)
Adjustments to maintain reserves	(4)	9	11	(3)	(16)	4	3	(8)

Net equity transactions	932	(1,708)	70	(5,845)	1,495	461	(1,550)	(9,886)

Net change in contract owners’ equity	18,566	10,234	70	(5,750)	(341)	3,427	(8,736)	(1,895)
Contract owners’ equity at beginning of period	75,569	65,335	3,506	9,256	38,640	35,213	59,579	61,474

Contract owners’ equity at end of period	$94,135	75,569	3,576	3,506	38,299	38,640	50,843	59,579

CHANGE IN UNITS:
Beginning units	5,821	5,986	196	473	1,553	1,533	1,160	1,370
Units purchased	464	339	11	13	383	64	155	100
Units surrendered	(382)	(504)	(8)	(290)	(254)	(44)	(210)	(310)

Ending units	5,903	5,821	199	196	1,682	1,553	1,105	1,160

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWHA		SVDF		SVOF		NVNMO1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(40)	109	(653)	(524)	(958)	(216)	-	(9)
Realized gain (loss) on investments	(523)	(7,084)	11,408	1,332	1,690	17,279	-	2,477
Change in unrealized gain (loss) on investments	6,967	11,868	(25,663)	46,384	30,741	163	-	(1,889)
Reinvested capital gains	-	-	8,959	9,083	9,622	10,485	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,404	4,893	(5,949)	56,275	41,095	27,711	-	579

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,930	4,517	1,108	1,292	4,594	4,725	-	71
Transfers between funds	-	-	(22,626)	7,986	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,673)	(8,486)	(3,504)	(8,999)	(1,747)	(38,314)	-	(16,845)
Adjustments to maintain reserves	(20)	15	(91)	(80)	50	25	-	(3)

Net equity transactions	(763)	(3,954)	(25,113)	199	2,897	(33,564)	-	(16,777)

Net change in contract owners’ equity	5,641	939	(31,062)	56,474	43,992	(5,853)	-	(16,198)
Contract owners’ equity at beginning of period	35,033	34,094	144,340	87,866	167,543	173,396	-	16,198

Contract owners’ equity at end of period	$40,674	35,033	113,278	144,340	211,535	167,543	-	-

CHANGE IN UNITS:
Beginning units	1,150	1,332	1,455	1,430	3,100	3,858	-	691
Units purchased	155	249	13	164	376	274	-	3
Units surrendered	(169)	(431)	(259)	(139)	(146)	(1,032)	-	(694)

Ending units	1,136	1,150	1,209	1,455	3,330	3,100	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV1
	2021	2020
Investment activity*:
Net investment income (loss)	$-	452
Realized gain (loss) on investments	-	(23,635)
Change in unrealized gain (loss) on investments	-	6,714
Reinvested capital gains	-	15,292

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,177)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	656
Transfers between funds	-	(23,884)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(1,313)
Adjustments to maintain reserves	-	(13)

Net equity transactions	-	(24,554)

Net change in contract owners’ equity	-	(25,731)
Contract owners’ equity at beginning of period	-	25,731

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	1,089
Units purchased	-	43
Units surrendered	-	(1,132)

Ending units	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT - 3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account - 3 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity - Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)

Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)*

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020,the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/11/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
OVB	Invesco - Invesco V.I. Core Bond Fund: Series I	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	5/1/2021
OVGR	Invesco - Invesco V.I. Capital Appreciation Fund: Series I	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVMS	Invesco - Invesco V.I. Conservative Balanced Fund: Series I	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - .80% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	1.5% - 3.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	2.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$5 - $25 per policy, per month
Increase Charge	$2.54 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $26.58 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $45,150 and $45,434, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the policy is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The policy is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $507,285 and $449,480, respectively, and total transfers from the Separate Account to the fixed account were $763,984 and $558,576, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$22,869,774	$-	$-	$22,869,774

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVB	$21,333	$15,058
ACVCA	25,640	228,915
ACVI	2,779	2,175
ACVIG	8,406	26,630
ACVU1	954	360
ACVV	7,538	5,197
DCAP	387	492
DGI	5,110	2,946
DSIF	22,825	28,527
DSRG	6,002	4,344
DVSCS	16,094	26,583
FQB	1,201	705
FAMP	453	8,668
FCP	102,386	45,008
FEIP	45,930	10,257
FGOP	1,775	1,106
FGP	180,393	35,295
FHIP	2,849	7,708
FOP	8,912	8,595
FVSS	2,552	1,523

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

OVB	3,616	153
OVGR	10,327	5,321
OVGS	13,774	50,358
OVMS	879	262
MSEM	1,653	421
MSVRE	11,338	19,688
GBF	21,814	42,163
GVDMA	6,498	7,936
GVDMC	6,403	3,322
GVEX1	419	19,449
GVIDA	32,474	33,359
GVIDC	454	1,193
GVIDM	4,074	5,881
NVAMV1	126	8,645
NVAMVX	2,004	23,928
NVCBD1	246	74
NVMIG1	336	5,512
NVMLG1	12,411	1,735
NVMMG1	226,554	1,187
NVMMV2	268	13,029
NVOLG1	140,572	585,486
NVRE1	10	15
SAM	546,641	373,314
SCF	8,571	19,318
SCVF	4,216	122,901
TRF	588,688	789,896
AMCG	112,001	253,054
AMSRS	6,472	3,947
AMTB	216	90
VWBF	4,226	969
VWEM	3,912	3,936
VWHA	3,242	4,024
SVDF	9,786	26,502
SVOF	14,703	3,192

	$2,262,443	$2,890,352

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc.- American Century VP Balanced Fund: Class I (ACVB)
2021	0.50%	to	0.80%	4,972	$36.52	to	$66.16	$201,955	0.72%	15.19%	to	14.85%
2020	0.50%	to	0.80%	5,012	31.71	to	57.60	177,710	1.17%	11.97%	to	11.63%
2019	0.50%	to	0.80%	5,043	28.32	to	51.60	166,023	1.54%	19.25%	to	18.90%
2018	0.50%	to	0.80%	5,528	23.75	to	43.40	157,040	1.41%	-4.31%	to	-4.60%
2017	0.50%	to	0.80%	5,722	24.82	to	45.49	170,326	1.54%	13.34%	to	13.00%
American Century Variable Portfolios, Inc.- American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	0.50%	to	0.80%	2,583	65.80	to	114.87	192,687	0.00%	41.75%	to	41.32%
2019	0.50%	to	0.80%	2,359	46.42	to	81.28	137,446	0.00%	34.89%	to	34.48%
2018	0.50%	to	0.80%	3,309	34.42	to	60.44	135,838	0.00%	-5.67%	to	-5.96%
2017	0.50%	to	0.80%	3,234	36.49	to	64.27	145,026	0.00%	21.19%	to	20.82%
American Century Variable Portfolios, Inc.- American Century VP International Fund: Class I (ACVI)
2021	0.50%	to	0.80%	985	33.15	to	48.46	36,069	0.16%	8.21%	to	7.88%
2020	0.50%	to	0.80%	953	30.64	to	44.91	33,525	0.47%	25.25%	to	24.88%
2019	0.50%	to	0.80%	906	24.46	to	35.97	25,431	0.89%	27.78%	to	27.40%
2018	0.50%	to	0.80%	992	19.14	to	28.23	21,900	1.26%	-15.65%	to	-15.90%
2017	0.50%	to	0.80%	1,066	22.70	to	33.57	27,945	0.87%	30.55%	to	30.16%
American Century Variable Portfolios, Inc.- American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.50%	to	0.80%	618	43.48	to	41.39	26,394	1.08%	23.03%	to	22.67%
2020	0.50%	to	0.80%	1,237	35.34	to	33.74	43,309	2.27%	11.25%	to	10.92%
2019	0.50%	to	0.80%	644	31.77	to	30.42	20,218	2.11%	23.33%	to	22.96%
2018	0.50%	to	0.80%	638	25.76	to	24.74	16,203	1.87%	-7.33%	to	-7.61%
2017	0.50%	to	0.80%	722	27.80	to	26.78	19,587	2.37%	19.89%	to	19.53%
American Century Variable Portfolios, Inc.- American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	0.80%			213	66.14			14,087	0.00%	22.18%
2020	0.80%			215	54.13			11,638	0.00%	48.66%
2019	0.80%			218	36.41			7,938	0.00%	33.51%
2018	0.80%			221	27.27			6,027	0.21%	-0.05%
2017	0.80%			170	27.29			4,639	0.34%	31.18%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.50%	to	0.80%	4,222	42.06	to	69.28	186,731	1.75%	23.89%	to	23.52%
2020	0.50%	to	0.80%	4,185	33.95	to	56.09	150,300	2.31%	0.47%	to	0.17%
2019	0.50%	to	0.80%	4,326	33.79	to	55.99	158,713	2.14%	26.40%	to	26.02%
2018	0.50%	to	0.80%	4,495	26.73	to	44.43	127,308	1.65%	-9.61%	to	-9.88%
2017	0.50%	to	0.80%	5,347	29.57	to	49.30	166,952	1.65%	8.21%	to	7.88%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2021	0.50%	to	0.80%	67	52.03	to	63.81	4,122	0.44%	26.50%	to	26.12%
2020	0.50%	to	0.80%	75	41.13	to	50.59	3,672	0.76%	23.07%	to	22.70%
2019	0.50%	to	0.80%	111	33.42	to	41.23	4,475	1.15%	35.42%	to	35.01%
2018	0.50%	to	0.80%	170	24.68	to	30.54	5,109	1.23%	-7.32%	to	-7.60%
2017	0.50%	to	0.80%	220	26.63	to	33.05	7,214	1.33%	26.70%	to	26.32%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	0.50%	to	0.80%	1,534	49.99	to	59.49	77,096	0.47%	25.00%	to	24.63%
2020	0.50%	to	0.80%	1,584	39.99	to	47.73	63,752	0.77%	24.01%	to	23.64%
2019	0.50%	to	0.80%	1,610	32.25	to	38.61	53,023	1.08%	28.48%	to	28.09%
2018	0.50%	to	0.80%	1,617	25.10	to	30.14	41,471	0.81%	-5.16%	to	-5.45%
2017	0.50%	to	0.80%	1,627	26.47	to	31.88	44,091	0.75%	19.11%	to	18.76%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.50%	to	0.80%	5,202	55.05	to	132.05	340,824	1.14%	27.77%	to	27.39%
2020	0.50%	to	0.80%	5,411	43.09	to	103.66	285,357	1.59%	17.42%	to	17.07%
2019	0.50%	to	0.80%	5,483	36.70	to	88.54	246,206	1.73%	30.53%	to	30.14%
2018	0.50%	to	0.80%	5,742	28.11	to	68.04	200,152	1.66%	-5.11%	to	-5.40%
2017	0.50%	to	0.80%	5,388	29.63	to	71.92	214,151	1.70%	20.93%	to	20.57%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.50%	to	0.80%	2,880	47.75	to	105.96	155,171	0.75%	26.36%	to	25.99%
2020	0.50%	to	0.80%	2,897	37.79	to	84.11	124,434	1.06%	23.52%	to	23.15%
2019	0.50%	to	0.80%	2,799	30.59	to	68.29	99,652	1.41%	33.69%	to	33.29%
2018	0.50%	to	0.80%	2,817	22.88	to	51.24	80,539	1.77%	-4.88%	to	-5.17%
2017	0.50%	to	0.80%	3,715	24.06	to	54.03	106,643	1.12%	14.76%	to	14.42%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.50%	to	0.80%	675	57.15	to	53.82	37,842	0.77%	25.51%	to	25.14%
2020	0.50%	to	0.80%	886	45.53	to	43.01	39,528	1.03%	10.09%	to	9.76%
2019	0.50%	to	0.80%	822	41.36	to	39.19	33,538	0.95%	21.60%	to	21.24%
2018	0.50%	to	0.80%	1,314	34.01	to	32.32	44,310	0.69%	-9.43%	to	-9.70%
2017	0.50%	to	0.80%	956	37.56	to	35.80	34,762	0.66%	11.84%	to	11.51%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.50%			647	21.06			13,623	2.50%	-1.89%
2020	0.50%			643	21.46			13,800	2.70%	7.58%
2019	0.50%			644	19.95			12,847	3.06%	8.90%
2018	0.50%	to	0.80%	847	18.32	to	17.37	15,248	2.89%	-1.09%	to	-1.39%
2017	0.50%	to	0.80%	1,600	18.52	to	17.62	29,355	2.35%	3.52%	to	3.21%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	0.50%	to	0.80%	617	31.87	to	72.73	20,197	1.33%	9.37%	to	9.04%
2020	0.50%	to	0.80%	887	29.14	to	66.70	26,413	1.51%	14.30%	to	13.96%
2019	0.50%	to	0.80%	933	25.50	to	58.53	24,549	1.73%	17.66%	to	17.31%
2018	0.50%	to	0.80%	1,181	21.67	to	49.89	32,162	1.71%	-5.82%	to	-6.11%
2017	0.50%	to	0.80%	1,218	23.01	to	53.14	35,017	1.89%	13.54%	to	13.20%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)
2021	0.50%	to	0.80%	10,059	74.20	to	154.22	787,288	0.06%	27.20%	to	26.82%
2020	0.50%	to	0.80%	10,333	58.34	to	121.61	644,041	0.25%	29.92%	to	29.53%
2019	0.50%	to	0.80%	10,441	44.90	to	93.89	512,087	0.44%	30.92%	to	30.53%
2018	0.50%	to	0.80%	12,297	34.30	to	71.93	462,591	0.71%	-6.85%	to	-7.13%
2017	0.50%	to	0.80%	12,109	36.82	to	77.45	497,311	0.99%	21.27%	to	20.91%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	0.50%	to	0.80%	8,148	38.92	to	142.48	332,781	1.92%	24.27%	to	23.90%
2020	0.50%	to	0.80%	8,093	31.32	to	115.00	270,437	1.84%	6.16%	to	5.84%
2019	0.50%	to	0.80%	8,224	29.50	to	108.65	260,065	2.03%	26.81%	to	26.43%
2018	0.50%	to	0.80%	8,483	23.26	to	85.94	219,026	2.29%	-8.75%	to	-9.03%
2017	0.50%	to	0.80%	8,665	25.49	to	94.46	246,771	1.74%	12.33%	to	12.00%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)
2021	0.50%	to	0.80%	212	94.70	to	84.08	19,397	0.00%	11.38%	to	11.05%
2020	0.50%	to	0.80%	230	85.02	to	75.72	18,308	0.01%	67.82%	to	67.31%
2019	0.50%	to	0.80%	245	50.66	to	45.25	11,612	0.13%	40.14%	to	39.72%
2018	0.50%	to	0.80%	317	36.15	to	32.39	10,633	0.12%	11.90%	to	11.56%
2017	0.50%	to	0.80%	341	32.31	to	29.03	10,218	0.30%	33.84%	to	33.44%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	0.50%	to	0.80%	11,838	67.66	to	241.16	857,153	0.00%	22.60%	to	22.23%
2020	0.50%	to	0.80%	11,602	55.19	to	197.29	710,522	0.07%	43.18%	to	42.75%
2019	0.50%	to	0.80%	11,201	38.55	to	138.21	510,307	0.26%	33.64%	to	33.24%
2018	0.50%	to	0.80%	11,809	28.84	to	103.73	411,904	0.25%	-0.67%	to	-0.97%
2017	0.50%	to	0.80%	12,356	29.04	to	104.74	456,328	0.22%	34.46%	to	34.06%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	0.50%	to	0.80%	808	33.75	to	60.19	33,081	5.00%	3.89%	to	3.58%
2020	0.50%	to	0.80%	981	32.49	to	58.11	38,232	5.02%	2.23%	to	1.93%
2019	0.50%	to	0.80%	1,035	31.78	to	57.02	40,258	5.15%	14.53%	to	14.19%
2018	0.50%	to	0.80%	1,085	27.75	to	49.93	37,203	4.85%	-3.77%	to	-4.06%
2017	0.50%	to	0.80%	1,470	28.83	to	52.04	50,368	5.76%	6.40%	to	6.08%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	0.50%	to	0.80%	2,288	34.58	to	57.25	85,106	0.52%	19.10%	to	18.75%
2020	0.50%	to	0.80%	2,375	29.04	to	48.21	76,531	0.44%	15.04%	to	14.69%
2019	0.50%	to	0.80%	2,594	25.24	to	42.03	73,801	1.34%	27.13%	to	26.75%
2018	0.50%	to	0.80%	3,699	19.85	to	33.16	80,691	1.78%	-15.23%	to	-15.49%
2017	0.50%	to	0.80%	2,817	23.42	to	39.24	75,297	1.44%	29.64%	to	29.25%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.50%	to	0.80%	337	48.19	to	46.15	15,728	1.45%	32.81%	to	32.42%
2020	0.50%	to	0.80%	343	36.28	to	34.85	12,112	1.20%	7.64%	to	7.32%
2019	0.50%	to	0.80%	351	33.71	to	32.48	11,502	1.55%	33.62%	to	33.22%
2018	0.50%	to	0.80%	477	25.23	to	24.38	11,675	0.85%	-17.75%	to	-17.99%
2017	0.50%	to	0.80%	555	30.67	to	29.73	16,546	1.45%	18.62%	to	18.26%
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
2021	0.50%	to	0.80%	1,097	15.36	to	28.55	18,813	2.15%	-2.14%	to	-2.43%
2020	0.50%	to	0.80%	941	15.69	to	29.26	16,775	3.12%	9.16%	to	8.83%
2019	0.50%	to	0.80%	907	14.38	to	26.88	14,780	3.35%	8.98%	to	8.65%
2018	0.50%	to	0.80%	945	13.19	to	24.74	14,812	4.15%	-1.52%	to	-1.82%
2017	0.50%	to	0.80%	1,930	13.40	to	25.20	28,381	1.71%	4.07%	to	3.75%
Invesco - Invesco V.I. Capital Appreciation Fund: Series I (OVGR)
2021	0.50%	to	0.80%	3,001	51.55	to	70.42	164,784	0.00%	21.96%	to	21.59%
2020	0.50%	to	0.80%	2,917	42.27	to	57.91	137,446	0.00%	35.91%	to	35.50%
2019	0.50%	to	0.80%	2,880	31.10	to	42.74	103,170	0.06%	35.52%	to	35.11%
2018	0.50%	to	0.80%	3,245	22.95	to	31.63	85,730	0.32%	-6.20%	to	-6.48%
2017	0.50%	to	0.80%	3,419	24.47	to	33.83	97,783	0.24%	26.20%	to	25.83%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.50%	to	0.80%	2,308	57.13	to	144.42	143,234	0.00%	14.91%	to	14.57%
2020	0.50%	to	0.80%	2,872	49.72	to	126.05	163,547	0.71%	27.00%	to	26.62%
2019	0.50%	to	0.80%	2,722	39.15	to	99.55	132,589	0.88%	31.13%	to	30.74%
2018	0.50%	to	0.80%	2,692	29.85	to	76.15	103,001	1.01%	-13.62%	to	-13.88%
2017	0.50%	to	0.80%	3,240	34.56	to	88.41	139,738	0.99%	35.98%	to	35.58%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2021	0.50%	to	0.80%	495	23.89	to	59.95	13,376	1.52%	10.08%	to	9.75%
2020	0.50%	to	0.80%	499	21.70	to	54.63	12,310	2.11%	14.28%	to	13.94%
2019	0.50%	to	0.80%	505	18.99	to	47.94	11,027	2.25%	16.93%	to	16.58%
2018	0.50%	to	0.80%	515	16.24	to	41.12	9,657	1.91%	-5.80%	to	-6.08%
2017	0.50%	to	0.80%	412	17.24	to	43.79	8,589	2.01%	8.71%	to	8.38%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.50%			708	32.94			23,322	5.08%	-2.51%
2020	0.50%			703	33.79			23,754	4.46%	5.02%
2019	0.50%	to	0.80%	741	32.18	to	35.07	23,963	5.29%	13.68%	to	13.34%
2018	0.50%	to	0.80%	773	28.30	to	30.94	22,059	5.58%	-7.41%	to	-7.69%
2017	0.50%	to	0.80%	777	30.57	to	33.52	23,943	5.40%	9.16%	to	8.84%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.50%	to	0.80%	1,142	51.06	to	108.28	67,693	1.92%	39.10%	to	38.69%
2020	0.50%	to	0.80%	1,231	36.71	to	78.07	55,941	2.57%	-17.27%	to	-17.52%
2019	0.50%	to	0.80%	1,462	44.37	to	94.65	76,983	1.81%	18.35%	to	17.99%
2018	0.50%	to	0.80%	1,473	37.49	to	80.22	66,502	2.96%	-8.18%	to	-8.45%
2017	0.50%	to	0.80%	1,492	40.83	to	87.63	75,611	1.52%	2.60%	to	2.29%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.50%	to	0.80%	27,275	17.37	to	34.53	534,658	1.64%	-2.57%	to	-2.86%
2020	0.50%	to	0.80%	28,230	17.83	to	35.55	575,783	2.07%	5.55%	to	5.24%
2019	0.50%	to	0.80%	28,649	16.89	to	33.78	571,285	2.30%	5.74%	to	5.42%
2018	0.50%	to	0.80%	29,964	15.98	to	32.04	581,376	2.14%	-0.55%	to	-0.85%
2017	0.50%	to	0.80%	32,715	16.06	to	32.32	644,223	2.11%	1.58%	to	1.27%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.50%	to	0.80%	5,422	36.08	to	33.99	189,717	0.16%	13.06%	to	12.72%
2020	0.50%	to	0.80%	5,522	31.91	to	30.15	171,094	0.22%	11.77%	to	11.43%
2019	0.50%	to	0.80%	6,201	28.55	to	27.06	171,651	1.80%	21.22%	to	20.86%
2018	0.50%	to	0.80%	8,116	23.55	to	22.39	186,459	1.53%	-8.19%	to	-8.47%
2017	0.50%	to	0.80%	8,257	25.66	to	24.46	206,892	1.66%	16.10%	to	15.75%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.50%	to	0.80%	1,339	25.10	to	23.64	33,545	0.21%	6.18%	to	5.86%
2020	0.50%	to	0.80%	1,221	23.64	to	22.34	28,805	0.14%	8.01%	to	7.69%
2019	0.50%	to	0.80%	1,067	21.89	to	20.74	23,300	2.37%	12.92%	to	12.58%
2018	0.50%	to	0.80%	945	19.38	to	18.42	18,271	2.11%	-4.21%	to	-4.50%
2017	0.50%	to	0.80%	800	20.24	to	19.29	16,163	1.94%	8.67%	to	8.34%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.80%			941	16.99			15,986	1.35%	27.35%
2020	0.50%	to	0.80%	2,193	13.37	to	13.34	29,286	2.84%	33.67%	to	33.40	%****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.50%	to	0.80%	2,233	39.16	to	36.88	86,181	0.09%	14.93%	to	14.58%
2020	0.50%	to	0.80%	2,280	34.07	to	32.19	76,572	0.23%	12.25%	to	11.92%
2019	0.50%	to	0.80%	2,883	30.35	to	28.76	85,639	2.22%	23.11%	to	22.75%
2018	0.50%	to	0.80%	2,911	24.65	to	23.43	70,284	1.49%	-9.31%	to	-9.58%
2017	0.50%	to	0.80%	3,018	27.19	to	25.92	80,433	1.55%	17.84%	to	17.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.50%	to	0.80%	2,750	19.80	to	18.65	54,213	0.23%	2.24%	to	1.93%
2020	0.50%	to	0.80%	2,797	19.37	to	18.30	53,942	0.10%	6.18%	to	5.86%
2019	0.50%	to	0.80%	3,469	18.24	to	17.28	62,457	2.15%	8.99%	to	8.66%
2018	0.50%	to	0.80%	3,685	16.74	to	15.91	60,808	3.28%	-2.30%	to	-2.59%
2017	0.80%			1,206	16.33			19,694	1.26%	4.84%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.50%	to	0.80%	5,626	30.31	to	28.55	166,129	0.19%	9.76%	to	9.44%
2020	0.50%	to	0.80%	5,733	27.62	to	26.09	154,368	0.14%	9.79%	to	9.47%
2019	0.50%	to	0.80%	5,834	25.15	to	23.83	143,206	2.22%	17.16%	to	16.81%
2018	0.50%	to	0.80%	6,496	21.47	to	20.41	135,909	1.85%	-6.15%	to	-6.44%
2017	0.50%	to	0.80%	6,559	22.88	to	21.81	146,407	1.81%	12.36%	to	12.03%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.80%			249	43.67			10,874	0.93%	33.46%
2020	0.50%	to	0.80%	459	33.89	to	32.72	15,194	1.88%	0.99%	to	0.68%
2019	0.50%	to	0.80%	338	33.56	to	32.50	11,048	3.13%	26.32%	to	25.94%
2018	0.80%			261	25.81			6,735	1.53%	-10.07%
2017	0.80%			224	28.70			6,428	1.77%	7.81%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.50%	to	0.80%	2,307	15.87	to	15.80	36,552	1.05%	34.04%	to	33.64%
2020	0.50%	to	0.80%	3,836	11.84	to	11.83	45,401	1.33%	18.37%	to	18.27	%****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.50%	to	0.80%	224	16.06	to	15.42	3,528	1.97%	-1.52%	to	-1.82%
2020	0.50%	to	0.80%	222	16.31	to	15.70	3,556	2.67%	6.48%	to	6.16%
2019	0.50%	to	0.80%	221	15.32	to	14.79	3,314	3.02%	8.40%	to	8.07%
2018	0.80%			222	13.69			3,038	2.84%	-1.22%
2017	0.50%	to	0.80%	595	14.26	to	13.85	8,383	3.52%	3.88%	to	3.57%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.80%			204	18.75			3,826	0.42%	-1.87%
2020	0.80%			470	19.11			8,982	1.03%	49.84%
2019	0.80%			255	12.75			3,252	1.17%	32.09%
2018	0.50%	to	0.80%	1,284	9.79	to	9.66	12,526	1.21%	-16.88%	to	-17.13%
2017	0.50%	to	0.80%	1,204	11.78	to	11.65	14,128	1.07%	25.15%	to	24.77%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.50%	to	0.80%	1,100	47.65	to	45.74	51,538	0.00%	39.75%	to	39.33%
2020	0.50%	to	0.80%	1,008	34.10	to	32.83	33,799	0.00%	29.44%	to	29.06%
2019	0.50%	to	0.80%	1,042	26.34	to	25.44	27,017	4.18%	29.88%	to	29.49%
2018	0.50%	to	0.80%	1,073	20.28	to	19.64	21,304	0.31%	-3.56%	to	-3.85%
2017	0.50%	to	0.80%	1,099	21.03	to	20.43	22,668	0.37%	29.56%	to	29.17%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.50%	to	0.80%	5,376	40.02	to	38.41	213,703	0.04%	-5.18%	to	-5.46%
2020	0.50%	to	0.80%	334	42.21	to	40.63	13,736	0.00%	60.10%	to	59.62%
2019	0.50%	to	0.80%	337	26.36	to	25.46	8,652	0.00%	36.57%	to	36.16%
2018	0.80%			341	18.70			6,376	0.00%	-7.60%
2017	0.80%			408	20.23			8,255	0.00%	26.72%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.50%	to	0.80%	188	30.47	to	29.25	5,601	0.35%	23.40%	to	23.03%
2020	0.50%	to	0.80%	626	24.69	to	23.77	15,344	2.89%	-1.64%	to	-1.93%
2019	0.50%	to	0.80%	166	25.10	to	24.24	4,097	2.35%	23.23%	to	22.86%
2018	0.80%			158	19.73			3,117	1.17%	-13.85%
2017	0.80%			131	22.90			3,000	1.17%	12.93%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.50%			691	23.44			16,198	0.64%	27.43%
2018	0.50%			767	18.39			14,109	0.54%	-5.24%
2017	0.50%			837	19.41			16,248	0.53%	24.23%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.50%	to	0.80%	75,260	67.15	to	64.64	5,024,054	0.47%	29.59%	to	29.20%
2020	0.50%	to	0.80%	84,068	51.81	to	50.03	4,323,947	1.36%	18.30%	to	17.95%
2019	0.50%	to	0.80%	90,231	43.80	to	42.42	3,919,255	1.71%	36.93%	to	36.52%
2018	0.50%	to	0.80%	100,640	31.98	to	31.07	3,191,924	0.78%	-1.77%	to	-2.06%
2017	0.50%	to	0.80%	110,259	32.56	to	31.73	3,557,748	0.49%	26.68%	to	26.30%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.80%			42	26.64			1,119	1.10%	45.58%
2020	0.80%			42	18.30			768	5.79%	-6.14%
2017	0.50%			151	16.24			2,452	2.24%	5.97%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.50%	to	0.80%	22,717	11.05	to	15.62	256,714	0.00%	-0.50%	to	-0.80%
2020	0.50%	to	0.80%	6,656	11.11	to	15.74	83,391	0.36%	-0.26%	to	-0.56%
2019	0.50%	to	0.80%	13,523	11.14	to	15.83	160,739	1.76%	1.27%	to	0.97%
2018	0.50%	to	0.80%	9,020	11.00	to	15.68	109,544	1.34%	0.88%	to	0.58%
2017	0.50%	to	0.80%	12,712	10.90	to	15.59	149,928	0.40%	-0.08%	to	-0.38%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.50%	to	0.80%	1,732	60.40	to	137.66	121,671	0.00%	30.18%	to	29.79%
2020	0.50%	to	0.80%	1,844	46.40	to	106.06	102,904	0.02%	22.08%	to	21.71%
2019	0.50%	to	0.80%	1,600	38.01	to	87.14	84,012	0.07%	25.02%	to	24.65%
2018	0.50%	to	0.80%	1,992	30.40	to	69.91	78,019	0.01%	-13.07%	to	-13.33%
2017	0.50%	to	0.80%	2,129	34.97	to	80.67	96,340	0.00%	12.92%	to	12.59%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.50%	to	0.80%	3,402	44.38	to	64.61	155,120	0.00%	31.38%	to	30.99%
2020	0.50%	to	0.80%	6,118	33.78	to	49.32	211,138	0.08%	4.63%	to	4.31%
2019	0.50%	to	0.80%	6,392	32.29	to	47.28	211,975	1.07%	18.41%	to	18.05%
2018	0.50%	to	0.80%	6,622	27.27	to	40.05	186,914	0.73%	-17.37%	to	-17.62%
2017	0.50%	to	0.80%	6,632	33.00	to	48.62	226,825	0.51%	8.52%	to	8.20%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.50%	to	0.80%	214,462	44.68	to	129.03	10,769,711	0.77%	21.27%	to	20.91%
2020	0.50%	to	0.80%	221,114	36.84	to	106.72	9,514,589	1.15%	9.80%	to	9.48%
2019	0.50%	to	0.80%	236,529	33.55	to	97.48	9,487,701	1.16%	28.66%	to	28.28%
2018	0.50%	to	0.80%	248,789	26.08	to	75.99	7,950,957	1.08%	-0.50%	to	-0.80%
2017	0.50%	to	0.80%	255,056	26.21	to	76.61	8,551,406	1.01%	19.92%	to	19.57%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.50%	to	0.80%	38,007	23.93	to	23.50	907,224	0.00%	12.43%	to	12.09%
2020	0.50%	to	0.80%	47,704	21.29	to	20.96	1,013,137	0.00%	39.28%	to	38.87%
2019	0.50%	to	0.80%	51,943	15.28	to	15.10	791,987	0.00%	32.09%	to	31.69%
2018	0.50%	to	0.80%	59,486	11.57	to	11.46	686,923	0.00%	-6.87%	to	-7.15%
2017	0.50%	to	0.80%	61,583	12.43	to	12.35	763,909	0.00%	24.67%	to	24.29%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.50%	to	0.80%	5,903	15.96	to	15.83	94,135	0.38%	22.86%	to	22.49%
2020	0.50%	to	0.80%	5,821	12.99	to	12.92	75,569	0.63%	18.97%	to	18.61%
2019	0.50%	to	0.80%	5,986	10.92	to	10.89	65,335	0.41%	9.16%	to	8.94	%****

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.50%	to	0.80%	199	13.24	to	21.50	3,576	2.61%	0.24%	to	-0.06%
2020	0.50%	to	0.80%	196	13.21	to	21.51	3,506	1.39%	2.94%	to	2.63%
2019	0.50%	to	0.80%	473	12.83	to	20.96	9,256	1.88%	3.17%	to	2.86%
2018	0.80%			527	20.38			10,740	1.50%	0.21%
2017	0.80%			605	20.34			12,304	1.23%	0.09%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	0.50%	to	0.80%	1,682	22.10	to	28.59	38,299	5.08%	-4.53%	to	-4.82%
2020	0.50%	to	0.80%	1,553	23.15	to	30.04	38,640	7.27%	8.38%	to	8.05%
2019	0.50%	to	0.80%	1,533	21.36	to	27.80	35,213	0.33%	12.05%	to	11.72%
2018	0.50%	to	0.80%	1,571	19.06	to	24.88	32,492	8.28%	-6.61%	to	-6.89%
2017	0.50%	to	0.80%	2,265	20.41	to	26.73	48,942	1.83%	11.69%	to	11.35%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.50%	to	0.80%	1,105	50.34	to	36.07	50,843	0.92%	-12.31%	to	-12.57%
2020	0.50%	to	0.80%	1,160	57.40	to	41.26	59,579	2.01%	16.67%	to	16.32%
2019	0.50%	to	0.80%	1,370	49.20	to	35.47	61,474	0.48%	29.94%	to	29.56%
2018	0.50%	to	0.80%	1,781	37.86	to	27.38	62,937	0.30%	-23.87%	to	-24.10%
2017	0.50%	to	0.80%	1,902	49.74	to	36.07	87,477	0.41%	50.28%	to	49.83%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.50%	to	0.80%	1,136	34.43	to	53.26	40,674	0.44%	18.33%	to	17.97%
2020	0.50%	to	0.80%	1,150	29.10	to	45.15	35,033	0.94%	18.52%	to	18.16%
2019	0.50%	to	0.80%	1,332	24.55	to	38.21	34,094	0.00%	11.31%	to	10.98%
2018	0.50%	to	0.80%	1,325	22.06	to	34.43	30,498	0.00%	-28.64%	to	-28.85%
2017	0.50%	to	0.80%	1,304	30.91	to	48.39	41,910	0.00%	-2.19%	to	-2.48%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	0.50%	to	0.80%	1,209	93.09	to	196.21	113,278	0.00%	-5.52%	to	-5.80%
2020	0.50%	to	0.80%	1,455	98.52	to	208.29	144,340	0.00%	61.84%	to	61.36%
2019	0.50%	to	0.80%	1,430	60.88	to	129.09	87,866	0.00%	38.33%	to	37.91%
2018	0.50%	to	0.80%	1,499	44.01	to	93.60	69,640	0.00%	-7.53%	to	-7.81%
2017	0.50%	to	0.80%	1,544	47.59	to	101.53	77,792	0.00%	28.49%	to	28.10%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.50%	to	0.80%	3,330	58.46	to	222.06	211,535	0.04%	24.16%	to	23.78%
2020	0.50%	to	0.80%	3,100	47.09	to	179.40	167,543	0.41%	20.40%	to	20.04%
2019	0.50%	to	0.80%	3,858	39.11	to	149.44	173,396	0.28%	30.81%	to	30.42%
2018	0.50%	to	0.80%	3,902	29.90	to	114.59	133,827	0.19%	-7.61%	to	-7.89%
2017	0.50%	to	0.80%	4,071	32.36	to	124.40	150,338	0.68%	19.84%	to	19.48%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.